Concentrations	12 Months Ended
Jan. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations
21. Concentrations
Credit Risk
—As of January 31, 2021, we had three customers that exceeded 10% of consolidated accounts receivable. During our fiscal year ended 2020, no customer exceeded 10% of consolidated accounts receivable.
The Company maintains deposits and certificates of deposit with banks which may exceed the Federal Deposit Insurance Corporation (“FDIC”) insured limit and money market accounts which are not FDIC insured. In addition, deposits aggregating approximately $2.8 million at January 31, 2021 are held in foreign banks. Management believes the risk of loss in connection with these accounts is minimal.
Supplier Concentration
—The Company has satisfactory relationships with its suppliers. However, should those relationships deteriorate, the Company may have difficulty in obtaining new technology requested by its customers and maintaining the existing equipment in accordance with manufacturers’ specifications.